SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities, Fair Value		$ 2,500	$ 12,500
Available For Sale Securities, Unrealized Gain	0	2,500
Derivate Liability – Advances on Gold, Unrealized Gain	0	22,223
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities, Fair Value	22,500	22,500	12,550
Derivate Liability – Advances on Gold, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities, Fair Value	0	0	0
Derivate Liability – Advances on Gold, Fair Value	5,556	22,223
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities, Fair Value	0	0	0
Derivate Liability – Advances on Gold, Fair Value	$ 0	$ 0